Investment Properties	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about investment property [abstract]
Investment Properties
19.	Investment Properties

(1)	Investment properties as of December 31, 2021 and 2022 are as follows:

		2021
		Acquisition cost	Government grants	Accumulated depreciation	Book value

		In millions of won
Land	￦	201,605	—	—	201,605
Buildings		19,543	(30)	(8,334)	11,179

	￦	221,148	(30)	(8,334)	212,784

		2022
		Acquisition cost	Government grants	Accumulated depreciation	Book value

		In millions of won
Land	￦	194,417	—	—	194,417
Buildings		20,241	(21)	(6,351)	13,869

	￦	214,658	(21)	(6,351)	208,286

(2)	Changes in investment properties for the years ended December 31, 2021 and 2022 are as follows:

		2021
		Beginning balance	Depreciation	Others	Ending balance

		In millions of won
Land	￦	200,391	—	1,214	201,605
Buildings		24,833	(1,387)	(12,237)	11,209
(Government grants)		(29)	1	(2)	(30)

	￦	225,195	(1,386)	(11,025)	212,784

		2022
		Beginning balance	Disposal	Depreciation	Others	Ending balance

		In millions of won
Land	￦	201,605	(208)	—	(6,980)	194,417
Buildings		11,209	—	(487)	3,168	13,890
(Government grants)		(30)	—	1	8	(21)

	￦	212,784	(208)	(486)	(3,804)	208,286

(3)	Income and expenses related to investment properties for the years ended December 31, 2021 and 2022 are as follows:

		2021	2022

		In millions of won
Rental income	￦	10,118	9,775
Operating and maintenance expenses related to rental income		(1,386)	(587)

	￦	8,732	9,188

(4)	Fair value of investment properties as of December 31, 2021 and 2022 are as follows:

		2021		2022
		Book value	Fair value	Book value	Fair value

		In millions of won
Land	￦	201,605	268,702	194,417	292,827
Buildings		11,179	13,636	13,869	15,626

	￦	212,784	282,338	208,286	308,453

The Company determined the fair value of investment property on the transition date based on valuations conducted by an independent valuation firm that is independent of the Company. The valuation firm has appropriate qualifications and experience in the valuation of real estate in the Republic of Korea, and the valuation was conducted using a comparison method, which is a method of obtaining economic value based on the marketability of the property. The fair values of the investment properties as of the reporting date were determined in consideration of the fluctuation on the publicly announced individual land price after the IFRS transition date (January 1, 2010).

(5)	All of the Company’s investment properties are held under freehold interests.